Business and Geographic Segment Information - Schedule of Geographic Distribution of Revenue (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
North America [Member]
External Customers By Geographic Area [Line Items]
Geographic distribution of revenue, percentage	47.00%	47.00%	47.00%	46.00%	46.00%
Europe [Member]
External Customers By Geographic Area [Line Items]
Geographic distribution of revenue, percentage	16.00%	16.00%	16.00%	16.00%	17.00%
Africa and Middle East [Member]
External Customers By Geographic Area [Line Items]
Geographic distribution of revenue, percentage	16.00%	17.00%	17.00%	18.00%	17.00%
Latin America and Caribbean [Member]
External Customers By Geographic Area [Line Items]
Geographic distribution of revenue, percentage	15.00%	14.00%	14.00%	13.00%	12.00%
Asia Pacific [Member]
External Customers By Geographic Area [Line Items]
Geographic distribution of revenue, percentage	6.00%	6.00%	6.00%	7.00%	8.00%